Janus Henderson Developed World Bond Fund

Schedule of Investments (unaudited)

March 31, 2020

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities – 0.6%
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc, 2.7500%, 3/15/24	5,340,000	EUR	$5,621,558
Tesco Property Finance 3 PLC, 5.7440%, 4/13/40	337,752	GBP	518,791
Ziggo BV, 4.2500%, 1/15/27	2,025,000	EUR	2,214,363
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $8,934,647)			8,354,712
Bank Loans and Mezzanine Loans – 1.3%
Consumer Cyclical – 0.5%
Loire Finco Luxembourg, 3.2500%, 1/22/27‡	2,850,000	EUR	2,639,616
Loire Finco Luxembourg, 5.1493%, 1/24/27‡	$4,840,000		4,162,400
			6,802,016
Consumer Non-Cyclical – 0.2%
Froneri Lux FinCo SARL, 2.6250%, 1/29/27‡	1,860,000	EUR	1,934,609
Froneri US Inc, 3.9078%, 1/29/27‡	1,252,987		1,187,205
Froneri US Inc, 7.4078%, 1/31/28‡	262,857		236,571
			3,358,385
Technology – 0.6%
Financial & Risk US Holdings Inc, 0%, 10/1/25ƒ,‡	1,820,000	EUR	1,899,547
McAfee LLC,
Euro Interbank Offered Rate 3 Month + 3.5000%, 3.5000%, 9/30/24‡	977,625	EUR	993,492
McAfee LLC, ICE LIBOR USD 1 Month + 3.7500%, 4.6909%, 9/30/24‡	2,126,685		1,984,899
Refinitiv US Holdings Inc,
ICE LIBOR USD 1 Month + 3.2500%, 4.2394%, 10/1/25‡	3,113,000		2,975,499
			7,853,437
Total Bank Loans and Mezzanine Loans (cost $19,968,769)			18,013,838
Corporate Bonds – 77.5%
Banking – 6.6%
Bank of America Corp, 3.3000%, 8/5/21	5,870,000	AUD	3,694,543
Bank of America Corp,
Canada Bankers Acceptances 3 Month + 1.2020%, 3.4070%, 9/20/25‡	2,500,000	CAD	1,811,207
Bank of America Corp,
Euro Interbank Offered Rate 3 Month + 3.6700%, 3.6480%, 3/31/29‡	8,000,000	EUR	9,791,129
Barclays Bank PLC, ICE LIBOR USD 3 Month + 1.5500%, 6.2780%‡,µ	4,600,000		4,485,000
BNP Paribas SA, ICE LIBOR USD 3 Month + 1.2900%, 7.1950% (144A)‡,µ	2,100,000		2,079,000
Credit Suisse AG/Sydney, 3.5000%, 4/29/20	4,830,000	AUD	2,975,199
Goldman Sachs Group Inc, 4.0000%, 5/2/24	5,270,000	AUD	3,493,497
HBOS Sterling Finance Jersey LP,
UK Govt Bonds 5 Year Note Generic Bid Yield + 4.4000%, 7.8810%‡,µ	909,000	GBP	1,731,484
HSBC Holdings PLC, 4.9500%, 3/31/30	5,653,000		6,234,352
JPMorgan Chase & Co, 4.5000%, 1/30/26	6,950,000	AUD	4,794,588
Lloyds Banking Group PLC, 4.0000%, 3/7/25	4,400,000	AUD	2,918,816
Lloyds Banking Group PLC, 1.8750%, 1/15/26	6,000,000	GBP	6,992,321
Lloyds Banking Group PLC, 4.2500%, 11/22/27	2,190,000	AUD	1,461,701
Lloyds Banking Group PLC, 4.3750%, 3/22/28	3,000,000		3,227,784
Lloyds Banking Group PLC,
ICE LIBOR USD 3 Month + 1.2700%, 6.6570% (144A)‡,µ	5,486,000		5,911,165
Nationwide Building Society, 4.0000%, 9/14/26 (144A)	7,500,000		7,348,787
RBS Capital Trust II, ICE LIBOR USD 3 Month + 1.9425%, 6.4250%‡,µ	2,514,000		3,168,394
Royal Bank of Scotland Group PLC, 6.0000%, 12/19/23	3,500,000		3,635,881
Royal Bank of Scotland Group PLC, 5.1250%, 5/28/24	2,600,000		2,625,618
Royal Bank of Scotland Group PLC,
ICE LIBOR USD 3 Month + 2.5000%, 7.6480%‡,µ	971,000		1,238,025
Wells Fargo & Co, 3.7000%, 7/27/26	6,000,000	AUD	4,033,013
Wells Fargo & Co, 4.0000%, 4/27/27	11,000,000	AUD	7,468,873
			91,120,377
Basic Industry – 1.1%
Argentum Netherlands BV for Givaudan SA, 2.0000%, 9/17/30	3,600,000	EUR	4,038,152
International Flavors & Fragrances Inc, 1.8000%, 9/25/26	390,000	EUR	404,915
International Flavors & Fragrances Inc, 4.4500%, 9/26/28	194,000		227,402
Smurfit Kappa Acquisitions ULC, 2.3750%, 2/1/24	1,500,000	EUR	1,651,331
Smurfit Kappa Acquisitions ULC, 2.8750%, 1/15/26	1,373,000	EUR	1,483,588
Smurfit Kappa Treasury ULC, 1.5000%, 9/15/27	6,800,000	EUR	6,972,821
			14,778,209
Capital Goods – 1.4%
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
6.0000%, 2/15/25 (144A)	860,000		862,408
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc, 2.1250%, 8/15/26	1,500,000	EUR	1,474,447
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
5.2500%, 8/15/27 (144A)	7,900,000		8,097,500
Ball Corp, 4.8750%, 3/15/26	1,730,000		1,797,038
Ball Corp, 1.5000%, 3/15/27	1,530,000	EUR	1,505,286

Shares or Principal Amounts			Value
Corporate Bonds – (continued)
Capital Goods – (continued)
Crown Americas LLC / Crown Americas Capital Corp IV, 4.7500%, 2/1/26	$1,720,000		$1,762,484
Crown European Holdings SA, 3.3750%, 5/15/25	1,500,000	EUR	1,633,856
Crown European Holdings SA, 2.8750%, 2/1/26	1,500,000	EUR	1,570,307
			18,703,326
Communications – 15.6%
Altice France SA/France, 5.8750%, 2/1/27	4,910,000	EUR	5,481,421
Altice France SA/France, 5.5000%, 1/15/28 (144A)	5,000,000		4,681,500
American Tower Corp, 3.6000%, 1/15/28	7,580,000		7,575,221
American Tower Corp, 3.8000%, 8/15/29	4,140,000		4,225,957
American Tower Corp, 2.9000%, 1/15/30	6,783,000		6,600,661
Arqiva Broadcast Finance PLC, 6.7500%, 9/30/23	8,600,000	GBP	10,679,515
AT&T INC, 2.3500%, 9/5/29	1,500,000	EUR	1,701,431
AT&T INC, 2.6000%, 12/17/29	1,500,000	EUR	1,736,094
CCO Holdings LLC / CCO Holdings Capital Corp, 5.1250%, 5/1/23 (144A)	1,300,000		1,313,000
CCO Holdings LLC / CCO Holdings Capital Corp, 5.8750%, 5/1/27 (144A)	418,000		430,490
CCO Holdings LLC / CCO Holdings Capital Corp, 5.3750%, 6/1/29 (144A)	3,068,000		3,152,677
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.2000%, 3/15/28	13,160,000		13,508,249
Comcast Corp, 3.3750%, 8/15/25	2,342,000		2,487,204
Comcast Corp, 3.9500%, 10/15/25	4,088,000		4,500,871
Comcast Corp, 1.5000%, 2/20/29	2,850,000	GBP	3,365,228
Comcast Corp, 1.8750%, 2/20/36	2,460,000	GBP	2,823,049
Crown Castle International Corp, 3.2000%, 9/1/24	2,276,000		2,269,267
Crown Castle International Corp, 3.6500%, 9/1/27	2,810,000		2,799,635
Crown Castle International Corp, 3.8000%, 2/15/28	1,990,000		1,993,379
Crown Castle International Corp, 3.1000%, 11/15/29	5,601,000		5,371,509
Crown Castle International Corp, 3.3000%, 7/1/30	1,319,000		1,308,171
Deutsche Telekom AG, 1.3750%, 7/5/34	7,300,000	EUR	7,438,136
Deutsche Telekom International Finance BV, 1.5000%, 4/3/28	2,800,000	EUR	3,110,271
Eircom Finance DAC, 2.6250%, 2/15/27	1,500,000	EUR	1,459,562
Front Range BidCo Inc, 4.0000%, 3/1/27 (144A)	7,400,000		7,080,875
Lamar Media Corp, 3.7500%, 2/15/28 (144A)	4,120,000		3,862,006
Lamar Media Corp, 4.0000%, 2/15/30 (144A)‡	8,050,000		7,486,500
Moody's Corp, 0.9500%, 2/25/30	5,850,000	EUR	6,044,860
Orange SA, 1.0000%, 5/12/25	4,100,000	EUR	4,512,563
Orange SA, 2.0000%, 1/15/29	3,100,000	EUR	3,590,866
Orange SA, 1.3750%, 1/16/30	5,500,000	EUR	6,022,923
Orange SA, 3.2500%, 1/15/32	2,900,000	GBP	3,806,754
Sirius XM Radio Inc, 5.3750%, 4/15/25 (144A)	2,315,000		2,338,127
Sirius XM Radio Inc, 5.0000%, 8/1/27 (144A)	2,106,000		2,137,379
Sirius XM Radio Inc, 5.5000%, 7/1/29 (144A)	5,100,000		5,202,000
Sky Ltd, 2.5000%, 9/15/26	1,015,000	EUR	1,216,940
T-Mobile USA Inc, 6.0000%, 3/1/23	2,100,000		2,111,571
T-Mobile USA Inc, 6.5000%, 1/15/26	2,320,000		2,436,000
T-Mobile USA Inc, 4.5000%, 2/1/26	596,000		606,430
T-Mobile USA Inc, 4.7500%, 2/1/28	933,000		963,323
TWDC Enterprises 18 Corp, 2.7580%, 10/7/24	7,402,000	CAD	5,320,013
Verizon Communications Inc, 3.5000%, 2/17/23	2,120,000	AUD	1,363,593
Verizon Communications Inc, 4.5000%, 8/17/27	12,840,000	AUD	8,771,937
Verizon Communications Inc, 4.0160%, 12/3/29	3,420,000		3,855,803
Verizon Communications Inc, 2.6500%, 5/6/30	10,200,000	AUD	5,916,048
Virgin Media Secured Finance PLC, 6.2500%, 3/28/29	2,746,800	GBP	3,382,540
Virgin Media Secured Finance PLC, 5.2500%, 5/15/29	7,229,000	GBP	8,393,497
Vodafone Group PLC, 3.2500%, 12/13/22	3,600,000	AUD	2,282,978
Vodafone Group PLC, 4.3750%, 5/30/28	3,000,000		3,154,104
Vodafone Group PLC, 1.6000%, 7/29/31	1,500,000	EUR	1,589,972
Walt Disney Co, 2.0000%, 9/1/29	3,208,000		3,129,477
Ziggo BV, 4.8750%, 1/15/30 (144A)	8,200,000		7,986,267
			214,577,844
Consumer Cyclical – 15.2%
Amazon.com Inc, 3.1500%, 8/22/27	12,248,000		13,415,066
Booking Holdings Inc, 1.8000%, 3/3/27	6,010,000	EUR	6,245,125
Compass Group PLC, 2.0000%, 7/3/29	5,100,000	GBP	6,145,168
Co-operative Group Holdings 2011 Ltd, 6.8750%, 7/8/20Ç	2,509,000	GBP	3,040,910
Co-operative Group Holdings 2011 Ltd, 7.5000%, 7/8/26Ç	2,800,000	GBP	3,621,484
Co-Operative Group Ltd, 5.1250%, 5/17/24	5,900,000	GBP	7,178,617
CPUK Finance Ltd, 4.2500%, 8/28/22	1,700,000	GBP	1,694,077
CPUK Finance Ltd, 4.2500%, 8/28/22 (144A)	500,000	GBP	498,258
CPUK Finance Ltd, 4.8750%, 8/28/25	6,300,000	GBP	6,195,678
CPUK Finance Ltd, 4.8750%, 8/28/25 (144A)	300,000	GBP	295,032
Experian Finance PLC, 4.2500%, 2/1/29 (144A)	8,562,000		9,406,251
Experian Finance PLC, 2.7500%, 3/8/30 (144A)	9,263,000		8,851,070
Experian Finance PLC, 3.2500%, 4/7/32	830,000	GBP	1,042,118

Shares or Principal Amounts			Value
Corporate Bonds – (continued)
Consumer Cyclical – (continued)
GLP Capital LP / GLP Financing II Inc, 5.7500%, 6/1/28	$1,482,000		$1,309,643
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/30	6,278,000		5,278,542
IHS Markit Ltd, 5.0000%, 11/1/22 (144A)	1,400,000		1,470,571
IHS Markit Ltd, 4.7500%, 2/15/25 (144A)	3,880,000		4,078,074
IHS Markit Ltd, 4.0000%, 3/1/26 (144A)	1,439,000		1,429,790
Live Nation Entertainment Inc, 4.7500%, 10/15/27 (144A)#	8,330,000		7,455,350
Mastercard Inc, 2.1000%, 12/1/27	11,960,000	EUR	14,511,880
Mastercard Inc, 3.8500%, 3/26/50	8,815,000		10,759,452
McDonald's Corp, 3.1250%, 3/4/25	10,380,000	CAD	7,404,685
McDonald's Corp, 3.4500%, 9/8/26	9,200,000	AUD	5,955,646
McDonald's Corp, 2.6250%, 6/11/29	3,900,000	EUR	4,588,278
McDonald's Corp, 1.6000%, 3/15/31	3,000,000	EUR	3,194,617
Motion Bondco DAC, 4.5000%, 11/15/27 (144A)	750,000	EUR	600,777
Motion Bondco DAC, 6.6250%, 11/15/27 (144A)‡	4,090,000		2,863,000
NIKE Inc, 2.8500%, 3/27/30	4,709,000		4,977,501
NIKE Inc, 3.3750%, 3/27/50	5,906,000		6,472,462
Service Corp International/US, 4.6250%, 12/15/27	6,882,000		6,882,000
Service Corp International/US, 5.1250%, 6/1/29	1,994,000		2,033,880
Sodexo SA, 0.7500%, 4/14/27	380,000	EUR	412,706
Sodexo SA, 1.7500%, 6/26/28	6,400,000	GBP	7,708,161
VICI Properties LP / VICI Note Co Inc, 3.7500%, 2/15/27 (144A)	707,000		666,348
VICI Properties LP / VICI Note Co Inc, 4.6250%, 12/1/29 (144A)	2,400,000		2,184,000
VICI Properties LP / VICI Note Co Inc, 4.1250%, 8/15/30 (144A)	1,249,000		1,183,428
Visa Inc, 3.1500%, 12/14/25	7,580,000		8,257,448
Visa Inc, 2.7500%, 9/15/27	11,990,000		12,336,800
Visa Inc, 2.0500%, 4/15/30	3,056,000		3,051,569
Visa Inc, 2.7000%, 4/15/40	1,313,000		1,308,314
Walmart Inc, 2.5500%, 4/8/26	4,000,000	EUR	4,832,646
Walmart Inc, 3.7000%, 6/26/28	6,620,000		7,442,436
Yum! Brands Inc, 7.7500%, 4/1/25 (144A)	529,000		555,450
			208,834,308
Consumer Non-Cyclical – 21.6%
Abbott Ireland Financing DAC, 1.5000%, 9/27/26	12,780,000	EUR	14,178,623
Anheuser-Busch InBev Finance Inc, 2.6000%, 5/15/24	9,000,000	CAD	6,287,975
Anheuser-Busch InBev Worldwide Inc, 4.1000%, 9/6/27	2,840,000	AUD	1,877,465
Aramark Services Inc, 5.0000%, 4/1/25 (144A)	445,000		421,237
Aramark Services Inc, 4.7500%, 6/1/26	2,419,000		2,279,424
Aramark Services Inc, 5.0000%, 2/1/28 (144A)	3,000,000		2,791,860
Bacardi Ltd, 4.4500%, 5/15/25 (144A)	4,736,000		4,978,145
Bacardi Ltd, 4.7000%, 5/15/28 (144A)	4,411,000		4,716,932
Becton Dickinson and Co, 3.7000%, 6/6/27	5,310,000		5,396,190
Boston Scientific Corp, 4.0000%, 3/1/29	893,000		945,129
Catalent Pharma Solutions Inc, 4.8750%, 1/15/26 (144A)	1,639,000		1,589,830
Catalent Pharma Solutions Inc, 2.3750%, 3/1/28 (144A)	7,770,000	EUR	7,889,426
Coca-Cola Co, 3.2500%, 6/11/24	4,990,000	AUD	3,285,516
Coca-Cola Co, 2.1250%, 9/6/29	5,330,000		5,332,003
Coca-Cola Co, 1.2500%, 3/8/31	6,820,000	EUR	7,380,444
Coca-Cola Co, 1.6250%, 3/9/35	1,610,000	EUR	1,754,539
Constellation Brands Inc, 4.7500%, 11/15/24	1,605,000		1,658,428
Constellation Brands Inc, 3.5000%, 5/9/27	4,000,000		3,755,318
Cott Holdings Inc, 5.5000%, 4/1/25 (144A)	1,336,000		1,295,920
DH Europe Finance II Sarl, 2.6000%, 11/15/29	1,378,000		1,339,835
DH Europe Finance II Sarl, 0.7500%, 9/18/31	3,300,000	EUR	3,163,073
Diageo Finance PLC, 1.7500%, 10/12/26	6,600,000	GBP	7,974,159
Elanco Animal Health Inc, 5.6500%, 8/28/28Ç	7,370,000		7,777,572
Estee Lauder Cos Inc, 3.1500%, 3/15/27	4,430,000		4,540,089
FBG Finance Pty Ltd, 3.2500%, 9/6/22	2,330,000	AUD	1,479,435
FBG Finance Pty Ltd, 3.7500%, 9/6/24	11,110,000	AUD	7,304,255
Grifols SA, 2.2500%, 11/15/27	1,500,000	EUR	1,579,470
HCA Inc, 5.0000%, 3/15/24	67,000		69,381
HCA Inc, 5.2500%, 6/15/26	1,585,000		1,662,620
HCA Inc, 4.1250%, 6/15/29	9,349,000		9,415,803
HCA Inc, 3.5000%, 9/1/30	1,690,000		1,534,320
Heineken NV, 3.5000%, 1/29/28 (144A)	2,320,000		2,347,825
Heineken NV, 1.5000%, 10/3/29	2,650,000	EUR	2,907,108
Heineken NV, 2.2500%, 3/30/30	1,800,000	EUR	2,087,678
Heineken NV, 2.0200%, 5/12/32	2,800,000	EUR	3,216,596
IQVIA Inc, 3.2500%, 3/15/25	1,500,000	EUR	1,612,574
IQVIA Inc, 5.0000%, 5/15/27 (144A)	4,000,000		4,090,000
IQVIA Inc, 2.2500%, 1/15/28	1,500,000	EUR	1,507,856
Keurig Dr Pepper Inc, 4.5970%, 5/25/28	3,580,000		3,919,592
Kimberly-Clark Corp, 3.1000%, 3/26/30	1,737,000		1,865,240
Lamb Weston Holdings Inc, 4.8750%, 11/1/26 (144A)	2,060,000		2,095,803
LVMH Moet Hennessy Louis Vuitton SE, 0.7500%, 5/26/24	5,000,000	EUR	5,520,694

Shares or Principal Amounts			Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
Mars Inc, 2.7000%, 4/1/25 (144A)	$3,703,000		$3,807,422
Mars Inc, 3.2000%, 4/1/30 (144A)	10,045,000		10,497,038
McCormick & Co Inc/MD, 3.1500%, 8/15/24	3,780,000		3,753,572
McCormick & Co Inc/MD, 3.4000%, 8/15/27	6,433,000		6,604,393
Nestle Finance International Ltd, 2.2500%, 11/30/23	6,600,000	GBP	8,290,865
Nestle Holdings Inc, 3.9000%, 9/24/38 (144A)	10,000,000		11,511,941
PepsiCo Inc, 2.1500%, 5/6/24	7,800,000	CAD	5,534,724
PepsiCo Inc, 2.6250%, 7/29/29	2,695,000		2,819,130
PepsiCo Inc, 1.1250%, 3/18/31	1,430,000	EUR	1,538,462
PepsiCo Inc, 3.3750%, 7/29/49	4,090,000		4,593,597
Pfizer Inc, 2.6250%, 4/1/30	8,616,000		9,041,124
Procter & Gamble Co, 1.2000%, 10/30/28	3,080,000	EUR	3,492,376
Procter & Gamble Co, 3.0000%, 3/25/30	7,442,000		8,260,916
Procter & Gamble Co, 3.5500%, 3/25/40	2,750,000		3,207,234
Procter & Gamble Co, 3.6000%, 3/25/50	2,750,000		3,392,132
Sysco Corp, 1.2500%, 6/23/23	4,200,000	EUR	4,523,543
Sysco Corp, 3.5500%, 3/15/25	3,088,000		3,007,746
Sysco Corp, 5.9500%, 4/1/30	5,776,000		6,082,058
Tesco PLC, 6.1250%, 2/24/22	1,550,000	GBP	2,038,483
Tesco PLC, 5.5000%, 1/13/33	3,691,000	GBP	5,496,743
Tesco PLC, 6.1500%, 11/15/37 (144A)	9,601,000		11,057,505
Thermo Fisher Scientific Inc, 4.4970%, 3/25/30	1,368,000		1,542,024
Thermo Fisher Scientific Inc, 2.3750%, 4/15/32	1,600,000	EUR	1,745,455
Unilever Capital Corp, 2.1250%, 9/6/29	8,000,000		8,167,889
Unilever PLC, 1.5000%, 7/22/26	3,700,000	GBP	4,438,824
Wm Morrison Supermarkets PLC, 3.5000%, 7/27/26	1,997,000	GBP	2,581,498
Zoetis Inc, 3.9000%, 8/20/28	2,450,000		2,548,547
			296,400,623
Government Sponsored – 1.7%
Deutsche Bahn Finance GMBH, 1.6250%, 8/16/33	5,990,000	EUR	7,111,321
Kreditanstalt fuer Wiederaufbau, 3.2000%, 9/11/26	10,000,000	AUD	6,859,324
Kreditanstalt fuer Wiederaufbau, 3.2000%, 3/15/28	13,660,000	AUD	9,524,601
			23,495,246
Industrial – 0.2%
Cintas Corp No 2, 3.7000%, 4/1/27	2,000,000		2,050,295
Insurance – 0.8%
BUPA Finance PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 2.6000%, 6.1250%‡,µ	1,414,000	GBP	1,701,039
Phoenix Group Holdings PLC, 4.1250%, 7/20/22	1,600,000	GBP	2,000,739
Phoenix Group Holdings PLC, 6.6250%, 12/18/25	2,412,000	GBP	3,028,029
Scottish Widows Ltd, 5.5000%, 6/16/23	2,500,000	GBP	3,288,036
Scottish Widows Ltd, 7.0000%, 6/16/43	612,000	GBP	845,358
			10,863,201
Non-Agency Commercial Mortgage-Backed Securities – 0.1%
Nationwide Building Society, 10.2500%‡,µ	850,000	GBP	1,636,939
Owned No Guarantee – 0.3%
TenneT Holding BV, 1.7500%, 6/4/27	3,000,000	EUR	3,515,817
Real Estate Investment Trusts (REITs) – 0.6%
Digital Realty Trust LP, 4.7500%, 10/1/25	1,900,000		1,982,175
Public Storage, 3.3850%, 5/1/29	6,240,000		6,261,701
			8,243,876
Supranational – 0.7%
European Investment Bank, 2.7000%, 1/12/23	10,000,000	AUD	6,448,962
European Investment Bank, 3.1000%, 8/17/26	4,520,000	AUD	3,081,596
			9,530,558
Technology – 11.6%
Adobe Inc, 3.2500%, 2/1/25	8,429,000		9,105,206
Alphabet Inc, 1.9980%, 8/15/26	11,696,000		12,351,058
Apple Inc, 3.7000%, 8/28/22	20,060,000	AUD	12,929,781
Apple Inc, 1.3750%, 5/24/29	3,260,000	EUR	3,729,833
Autodesk Inc, 2.8500%, 1/15/30	10,745,000		10,523,964
Dell International LLC / EMC Corp, 5.4500%, 6/15/23 (144A)	8,085,000		8,296,513
Dell International LLC / EMC Corp, 6.0200%, 6/15/26 (144A)	9,310,000		9,906,227
Equinix Inc, 2.8750%, 10/1/25	2,100,000	EUR	2,199,680
Equinix Inc, 2.8750%, 2/1/26	2,200,000	EUR	2,335,563
Equinix Inc, 3.2000%, 11/18/29	9,789,000		9,064,712
Fidelity National Information Services Inc, 3.0000%, 8/15/26	7,490,000		7,650,725
Fidelity National Information Services Inc, 3.7500%, 5/21/29	2,260,000		2,459,700
Fiserv Inc, 2.2500%, 7/1/25	1,310,000	GBP	1,599,622
Fiserv Inc, 3.5000%, 7/1/29	6,240,000		6,602,983
Fiserv Inc, 1.6250%, 7/1/30	3,470,000	EUR	3,637,082
Global Payments Inc, 2.6500%, 2/15/25	3,880,000		3,845,921
Global Payments Inc, 3.2000%, 8/15/29	3,880,000		3,790,492

Shares or Principal Amounts			Value
Corporate Bonds – (continued)
Technology – (continued)
Microsoft Corp, 3.3000%, 2/6/27	$4,980,000		$5,526,396
Microsoft Corp, 3.1250%, 12/6/28	8,000,000	EUR	10,588,720
Microsoft Corp, 3.4500%, 8/8/36	1,325,000		1,513,652
MSCI Inc, 4.0000%, 11/15/29 (144A)	2,026,000		2,012,588
MSCI Inc, 3.6250%, 9/1/30 (144A)	4,598,000		4,362,353
Oracle Corp, 2.9500%, 4/1/30	5,490,000		5,522,952
Oracle Corp, 3.6000%, 4/1/50	5,103,000		5,082,427
PayPal Holdings Inc, 2.6500%, 10/1/26	2,440,000		2,391,016
PayPal Holdings Inc, 2.8500%, 10/1/29	2,440,000		2,421,825
salesforce.com Inc, 3.7000%, 4/11/28	5,072,000		5,598,896
VMware Inc, 3.9000%, 8/21/27	4,698,000		4,633,173
			159,683,060
Total Corporate Bonds (cost $1,100,780,720)			1,063,433,679
Foreign Government Bonds – 18.0%
Australia Government Bond, 2.2500%, 11/21/22	19,400,000	AUD	12,557,650
Australia Government Bond, 2.7500%, 4/21/24	29,129,000	AUD	19,652,341
Australia Government Bond, 3.2500%, 4/21/29	54,000,000	AUD	40,575,316
Canadian Government Bond, 1.7500%, 3/1/23	30,000,000	CAD	22,081,586
European Investment Bank, 3.2500%, 1/29/24	17,000,000		18,688,599
Federal Republic of Germany Bond, 0%, 2/15/30	30,000,000	EUR	34,634,412
New Zealand Government Bond, 2.7500%, 4/15/25	66,000,000	NZD	43,333,511
New Zealand Government Bond, 3.0000%, 4/20/29	20,000,000	NZD	13,886,606
United Kingdom Gilt, 0.5000%, 7/22/22	33,000,000	GBP	41,321,304
Total Foreign Government Bonds (cost $259,966,020)			246,731,325
Inflation-Indexed Bonds – 1.7%
United States Treasury Inflation Indexed Bonds, 0.1250%, 1/15/30ÇÇ	14,637,230		15,098,803
United States Treasury Inflation Indexed Bonds, 0.2500%, 2/15/50ÇÇ	7,323,944		7,554,136
Total Inflation-Indexed Bonds (cost $21,376,581)			22,652,939
Investment Companies – 1.5%
Money Markets – 1.5%
Fidelity Investments Money Market Treasury Portfolio, 0.2600%ºº (cost $19,896,358)	19,896,358		19,896,358
Investments Purchased with Cash Collateral from Securities Lending – 0.2%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.5667%ºº,£	2,286,000		2,286,000
Time Deposits – 0%
Canadian Imperial Bank of Commerce, 0.0200%, 4/1/20	$571,500		571,500
Total Investments Purchased with Cash Collateral from Securities Lending (cost $2,857,500)			2,857,500
Total Investments (total cost $1,433,780,595) – 100.8%			1,381,940,351
Liabilities, net of Cash, Receivables and Other Assets – (0.8)%			(10,464,917)
Net Assets – 100%			$1,371,475,434

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$755,711,450	54.7%
United Kingdom	238,179,846	17.2
Australia	72,785,307	5.3
Germany	68,678,065	5.0
New Zealand	57,220,117	4.1
France	43,816,588	3.2
Luxembourg	28,219,157	2.0
Ireland	26,148,768	1.9
Netherlands	24,275,654	1.8
Canada	23,377,506	1.7
Belgium	16,949,130	1.2
Switzerland	15,304,216	1.1
Bermuda	9,695,077	0.7
Spain	1,579,470	0.1

Total	$1,381,940,351	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/20
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.5667%ºº	$101∆	$-	$-	$2,286,000

	Value at 6/30/19	Purchases	Sales Proceeds	Value at 3/31/20
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.5667%ºº	-	2,286,000	-	2,286,000

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
Australian Dollar	4/22/20	(296,947,021)	$186,865,414	$4,259,780
Australian Dollar	4/22/20	7,423,101	(4,569,997)	(5,210)
British Pound	4/22/20	(122,272,777)	156,689,827	4,783,623
British Pound	4/22/20	(13,211,800)	15,917,831	(495,915)
Canadian Dollar	4/22/20	(60,057,659)	45,044,342	2,347,734
Euro	4/22/20	(221,480,538)	250,553,944	6,150,067
Euro	4/22/20	(12,902,191)	13,669,410	(568,164)
New Zealand Dollar	4/22/20	(94,063,087)	57,745,454	1,649,627
Swedish Krona	4/22/20	13,047,572	610,485	1,931,414
Swedish Krona	4/22/20	(13,047,572)	1,275,133	(45,796)
Total				$20,007,160

Schedule of Futures

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Sold:
10-Year US Treasury Note	211	6/30/20	$(29,263,063)	$(1,204,013)	$29,672

Schedule of Centrally Cleared Credit Default Swaps - Sell Protection(1)
Reference Asset Type/ Reference Asset	S&P Credit Rating	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/ (Liability)

Credit Default Swap Index

iTraxx Crossover Index, Fixed Rate 5.00% Paid Quarterly(3)	Not Rated	6/20/25	85,200,000	EUR	$(5,326,236)	$2,672,854	$266,250

(1)

If a credit event occurs, the seller of protection will pay a net settlement amount equal to the notional amount of the swap less the recovery value of the reference asset from related offsetting purchase protection.

(2)	If a credit event occurs, the notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection.
(3)

For those index credit default swaps entered into by the Fund to sell protection, “Variation Margin” serves as an indicator of the current status of payment and performance risk and represents the likelihood of an expected gain or loss should the notional amount of the swap be closed or sold at period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference asset’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

Schedule of OTC Credit Default Swaps - Buy Protection
Counterparty/ Reference Asset	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Contracts, at Value Asset/(Liability)

Barclays Capital, Inc.:

Renault SA, Fixed Rate 1.00%, Paid Quarterly	12/20/21	3,000,000	EUR	$10,704	$60,998	$71,702

Citibank, National Association:

Westpac Banking Corp, Fixed Rate 1.00%, Paid Quarterly	6/20/23	4,410,000	USD	(56,049)	(13,044)	(69,094)

JPMorgan Chase & Co.:

Host Hotels & Resorts LP, Fixed Rate 1.00%, Paid Quarterly	12/20/20	2,500,000	USD	40,372	(49,123)	(8,751)
Total				$(4,973)	$(1,169)	$(6,143)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended March 31, 2020

Market Value(a)
Credit default swaps, sell protection	$ 1,024,168
Credit default swaps, buy protection	(549,830)
Forward foreign currency exchange contracts, purchased	48,157,578
Forward foreign currency exchange contracts, sold	846,444,168
Futures contracts, purchased	132,836,776
Futures contracts, sold	37,368,086

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
ULC	Unlimited Liability Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2020 is $205,175,645, which represents 15.0% of net assets.

ƒ

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ÇÇ	Security is a U.S. Treasury Inflation-Protected Security (TIPS).

ºº	Rate shown is the 7-day yield as of March 31, 2020.

#	Loaned security; a portion of the security is on loan at March 31, 2020.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$8,354,712	$-
Bank Loans and Mezzanine Loans	-	18,013,838	-
Corporate Bonds	-	1,063,433,679	-
Foreign Government Bonds	-	246,731,325	-
Inflation-Indexed Bonds	-	22,652,939	-
Investment Companies	19,896,358	-	-
Investments Purchased with Cash Collateral from Securities Lending	-	2,857,500	-
Total Investments in Securities	$19,896,358	$1,362,043,993	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	21,122,245	-
Outstanding Swap Contracts, at Value	-	71,702	-
Variation Margin Receivable	29,672	266,250	-
Total Assets	$19,926,030	$1,383,504,190	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$1,115,085	$-
Outstanding Swap Contracts, at Value	-	77,845	-
Total Liabilities	$-	$1,192,930	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-

dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.